Investment Objectives and Goals - Popular U.S. Government Money Market Fund, LLC	Oct. 22, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Fund Summary
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund’s investment objective is to seek to provide current income consistent with preservation of capital and liquidity.